Other assets (Tables)	12 Months Ended
Dec. 31, 2022
Other assets
Schedule of other assets

	2022	2021
	£m	£m
Interests in associates (1)	688	716
Property, plant and equipment (2)	4,240	4,230
Pension schemes in net surplus (Note 5)	318	602
Prepayments	340	360
Accrued income	327	248
Tax recoverable	279	190
Deferred tax (Note 7)	2,178	1,195
Acceptances	237	225
Other	569	476
Other assets	9,176	8,242

(1)	Includes interest in Business Growth Fund £677 million (2021 - £700 million).
(2)

The estimated useful lives of NatWest Group's property, plant and equipment are: freehold buildings and long leasehold 50 years, short leaseholds for unexpired period of lease, property adaptation costs 10 to 15 years, computer equipment up to 5 years and other equipment 4 to 15 years.